Significant Accounting Policies (Details) - Schedule of Earnings Per Share Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income (loss) (in Dollars)	$ 5,762	$ (4,285)	$ 2,047	$ (8,145)
Denominator:
Basic weighted-average ordinary shares outstanding	11,369,031	11,086,481	11,329,516	10,935,611
Effect of share-based compensation	408,108		409,368
Diluted weighted average ordinary shares outstanding	11,777,139	11,086,481	11,738,884	10,935,611
Basic net income (loss) per share (in Dollars per share)	$ 0.51	$ (0.39)	$ 0.18	$ (0.74)
Diluted net income (loss) per share (in Dollars per share)	$ 0.49	$ (0.39)	$ 0.17	$ (0.74)